STOCKHOLDERS' DEFICIT (Details Textual) (USD $)	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended					12 Months Ended		6 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended					9 Months Ended	1 Months Ended	12 Months Ended		6 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended		6 Months Ended	3 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended				1 Months Ended		6 Months Ended		6 Months Ended	1 Months Ended				6 Months Ended			1 Months Ended
	Jun. 30, 2014	Mar. 31, 2013	Dec. 31, 2011	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Consulting Agreement One [Member]	Dec. 31, 2013 Consulting Agreement Two [Member]	Mar. 05, 2013 Stock Issuance Cost [Member]	Dec. 31, 2013 Stock Issuance Cost [Member]	Dec. 31, 2012 Stock Issuance Cost [Member]	Mar. 31, 2013 Equity Incentive Plan 2012 [Member]	Jun. 30, 2013 Equity Incentive Plan 2012 [Member]	Sep. 30, 2013 Equity Incentive Plan 2012 [Member]	Dec. 31, 2012 Equity Incentive Plan 2012 [Member]	Jun. 30, 2014 Equity Incentive Plan 2012 [Member]	Dec. 31, 2013 Equity Incentive Plan 2012 [Member]	Feb. 28, 2013 Equity Incentive Plan 2012 [Member]	Jan. 23, 2013 Equity Incentive Plan 2012 [Member]	Dec. 31, 2012 Equity Incentive Plan 2012 [Member] Minimum [Member]	Dec. 31, 2012 Equity Incentive Plan 2012 [Member] Maximum [Member]	Jun. 30, 2014 Annual Directors Plan [Member]	Dec. 31, 2011 Common Stock [Member]	Jun. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Aug. 31, 2012 Warrant One [Member]	Aug. 31, 2012 Warrant Two [Member]	Jun. 30, 2014 General and Administrative Expense [Member]	Jun. 30, 2014 General and Administrative Expense [Member]	Dec. 31, 2013 General and Administrative Expense [Member]	Dec. 31, 2012 General and Administrative Expense [Member]	Dec. 31, 2013 General and Administrative Expense [Member] Warrant One [Member]	Dec. 31, 2013 General and Administrative Expense [Member] Warrant Two [Member]	Feb. 28, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member] Minimum [Member]	Jan. 31, 2014 Subsequent Event [Member] Maximum [Member]	Jan. 31, 2014 Subsequent Event [Member] Common Stock [Member]	Jan. 31, 2014 Subsequent Event [Member] Warrant [Member]	Sep. 30, 2013 Chief Executive Officer [Member] Equity Incentive Plan 2012 [Member]	Jun. 22, 2012 Board of Directors Chairman [Member]	Dec. 31, 2012 Board of Directors Chairman [Member]	Dec. 31, 2012 Board of Directors Chairman [Member] General and Administrative Expense [Member]	Jun. 30, 2014 Scientific Advisory Board [Member]	Jun. 22, 2012 Employees [Member]	Mar. 31, 2013 Non Employee Directors [Member]	Jun. 30, 2014 Non Employee Directors [Member]	Jul. 31, 2014 Non Employee Directors [Member] Subsequent Event [Member]	Jun. 22, 2012 Non Employees [Member]	Jun. 30, 2014 Employee Stock Option [Member] Scientific Advisory Board [Member]	Mar. 31, 2013 Non Employee Director Remuneration Policy [Member]	Sep. 30, 2012 Private Placement [Member]	Jun. 30, 2014 Private Placement [Member]	Dec. 31, 2013 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member] Investor [Member]	Jun. 30, 2014 Private Placement [Member] Common Stock [Member]	Dec. 31, 2013 Private Placement [Member] Common Stock [Member]	Dec. 31, 2013 Private Placement [Member] Warrant [Member]	Dec. 31, 2013 April-May 2013 Private Placement [Member]	Dec. 31, 2013 April-May 2013 Private Placement [Member] Maximum [Member]	Sep. 30, 2012 October 2012 Private Placement [Member]	Dec. 31, 2012 October 2012 Private Placement [Member]	Jun. 30, 2014 February 2014 Private Placement warrants [Member]	Feb. 18, 2014 February 2014 Private Placement warrants [Member]	Jun. 30, 2014 February 2014 Private Placement warrants [Member] Placement Agents [Member]	Jul. 31, 2014 February 2014 Private Placement warrants [Member] Subsequent Event [Member] Investors And Placement Agent Warrants [Member] Third Registration Statement [Member]	Jul. 31, 2014 February 2014 Private Placement warrants [Member] Subsequent Event [Member] Investor [Member] Third Registration Statement [Member]	Jul. 31, 2014 February 2014 Private Placement warrants [Member] Subsequent Event [Member] Placement Agents [Member]	Feb. 18, 2014 February 2014 Private Placement [Member]	Jun. 30, 2014 February 2014 Private Placement [Member] Investor [Member]	Jun. 30, 2014 February 2014 Private Placement [Member] Placement Agents [Member]	Jun. 30, 2014 Private Placement Warrants 2011-2012 [Member] Common Stock [Member]	Jul. 31, 2014 Private Placement Warrants 2011-2012 [Member] Subsequent Event [Member] Third Registration Statement [Member]	Aug. 31, 2012 Securities Purchase Agreement [Member] First Tranche [Member]	Feb. 28, 2013 Securities Purchase Agreement [Member] Second Tranche [Member]	Jun. 30, 2013 Securities Purchase Agreement [Member] Third Tranche [Member]	Oct. 31, 2012 Consulting Agreement [Member]	Oct. 05, 2012 Consulting Agreement [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					602,650							164,000	128,000	78,000																										60,000	420,000	109,479			374,000				46,000	76,000
Share-based Goods and Nonemployee Services Transaction, Shares Approved for Issuance																						5,000																										30,000
Share Based Compensation Arrangements By Share Based Payment Award Options Grants To Nonemployees In Period Weighted Average Exercise Price (in dollars per shares)												$ 8.25										$ 6.95																						$ 6.95			$ 6.95
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	$ 923			$ 923
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				6 months 22 days	6 months 7 days
Stock Issued During Period Shares Private Placement																										492,200																														445,392					359,018											445,392
Stock To Be Issued Upon Conversion Of Warrants1							50,000	40,000																											334,044																				492,200															334,044	28,977
Sale Of Stock Price Per Unit																																																																9.40					9.40
Exercise Price of Warrants (in dollars per share)							$ 7.50	$ 7.50																											$ 11.75																		$ 6.50		$ 7.50				$ 25.00						$ 11.75									$ 5.00	$ 5.00	$ 5.00
Proceeds from Issuance of Private Placement Net of Issuance Cost																																																						9,000,000									3,754
Percentage Of Aggregate Of Weighted Average Prices Of Common Stock				90.00%
Stock Issued During Period Shares Warrants Exercised																								68,524	60,155
Stock Issued During Period, Value, New Issues			10,000																				40																															10,000,000							2,750,000						496,884
Warrants Issued During Period																																																																		596,991		47,653					170,292
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																1,500,000	1,000,000	572,000	572,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant														193,900		627,950
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																						vest in quarterly arrears over one year ended December 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period												10 years	10 years	10 years	10 years							10 years																		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					3,000																			74,500	3,000
Proceeds from Stock Options Exercised				7
Proceeds from Warrant Exercises				343
Warrants Expiration Period																																			5 years																														5 years
Proceeds From Issuance Of Private Placement						1,107,852																																																	2,461,000					10,000,000	2,384,478									3,754,000				500,014	500,011	500,011
Exercise Price Of Warrants 1																																																							$ 7.50
Stock Issued During Period, Shares, New Issues																							400,000												445,392			445,392	334,044																						366,667													100,003	100,003	100,002	100,000	50,000
Share Price																																																													$ 7.50							$ 4.45							$ 5.00	$ 5.00
Percentage Of Shares Issued In Private Placement As Finder Fee																																																				10.00%
Warrants To Purchase Common Stock Exercise Price Per Share																																																				$ 7.50
Warrants Issued																																																														35,900
Other Accounts Payable And Accrued Expenses							50,000	40,000																																																																		100,003	100,003	100,002
Stock Issued Price Per Share																																																																										$ 5.00
Number Of Stock Units Issued																																																						40
Number Of Common Stock And Warrants Included In Stock Units																																																						800,000
Stock Issued During Period, Shares, Conversion of Units																																																						400,000
Stock Issued During Period, Value, Conversion of Units																																																						250,000
Stock Unit Conversion Price																																																									$ 12.50	$ 0.5
Percentage Of Stock Issued In Private Placement																																																											10.00%
Percentage Of Warrant Issued In Private Placement																																																											10.00%
Effective Selling Percentage Of Registrable Shares																																																						100.00%
Stock Issued Per Month In Arrears																																																																													4,166
Stock Issued Final Month Of Agreement Term																																																																													4,174
Unvested Shares Of Common Stock									33,332
Stock Issued During Period, Shares, Issued For Services																									41,667	58,333
Other Selling, General and Administrative Expense										487,870	437,499
Allocated Share-Based Compensation Expense	690,000			1,199,000	3,213,270	564,143																							531,000	877,000	2,388,415	390,403	237,500	286,000							76,186		26,141
Proceeds From Exercise Of Warrants					292,591
Stock Issued During Period Shares Cashless Exercise					12,567
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 10.65							$ 6.75	$ 15.00	$ 13.75						$ 0.005	$ 2.60														$ 9.25					$ 13.35
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												1 year 3 months	1 year	1 year	2 years																					2 years	4 years
Share Based Compensation Arrangement By Share Based Payment Award Options To Nonemployee Grants In Period												4,000		26,000
Share Based Compensation Arrangement By Share Based Payment Award Options To Nonemployee Director Grants In Period		120,000																																																	5,000
Share Based Compensation Arrangements By Share Based Payment Award Options Grants To Nonemployee Director In Period Weighted Average Exercise Price		$ 7.50
Share Based Compensation Arrangement By Share Based Payment Award To Nonemployee Expiration Period																																																			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Mar. 31, 2013																																						Aug. 30, 2014						Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 7.20	$ 2.60
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options					$ 1,152,241
Stock Options Exercise Price Per Share						$ 5.00
Amended Stock Options Exercise Price Per Share						$ 2.60
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																																										42,000
Warrants Expiration Date																											Apr. 08, 2014	Apr. 08, 2015																										Apr. 04, 2016
Unvested Shares Of Common Stock At Four Monthly Issuances (in Shares)					8,333